Share Based Compensation (Details)						6 Months Ended		12 Months Ended
	May 30, 2024	Oct. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Jan. 21, 2023 shares	Oct. 01, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Dec. 31, 2024 ¥ / shares	Apr. 12, 2024 shares
Share Based Compensation [Line Items]
Reverse stock split description	1-for-5 reverse stock split
Number of shares granted						116,500
Percentage of issued and outstanding				6.00%
Unrecognized compensation expense (in Dollars) | $						$ 125,583
Weighted average period						2 years 9 months 29 days
Exercise prices ranging | $ / shares						$ 3.61		$ 2.62
Unrecognized compensation expense (in Dollars) | $						$ 687,757
Minimum [Member]
Share Based Compensation [Line Items]
Exercise prices ranging | ¥ / shares											¥ 0
Maximum [Member]
Share Based Compensation [Line Items]
Exercise prices ranging | ¥ / shares											100
Share Option Plan 2021 [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant					9,486,042
Recognized compensation expense (in Dollars) | $						$ 140,705	$ 942,304
Share Option Plan 2023 [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant				12,855,546
Reverse stock split				2,571,109
Reverse stock split description				1-for-5 reverse stock split
Share Option Plan 2024 [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant												8,000,000
BaiJiaYun Limited [Member]
Share Based Compensation [Line Items]
Reverse stock split					1,897,208
Reverse stock split description					1-for-5 reverse stock split
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Reverse stock split		1,124,731	18,000		341,862			341,862		1,363,283
Reverse stock split description		1-for-5 reverse stock split	1-for-5 reverse stock split		1-for-5 reverse stock split	1-for-5 reverse stock split
Restricted share units						24,379
Number of shares granted
Threshold period for exercise from the date of resignation						30 days
Exercise price | (per share)		$ 0	$ 0			$ 0					0.0001
Recognized compensation expense (in Dollars) | $						$ 268,427	$ 13,936,837
Weighted average period						3 months
Restricted Stock Units (RSUs) [Member] | Share Options [Member]
Share Based Compensation [Line Items]
Restricted share units		5,623,655	90,000		1,709,310
Restricted Stock Units (RSUs) [Member] | Share Option Plan 2021 [Member]
Share Based Compensation [Line Items]
Restricted share units										1,709,310
Restricted Stock [Member]
Share Based Compensation [Line Items]
Reverse stock split									104,400
Independent Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Reverse stock split		18,000
Reverse stock split description		1-for-5 reverse stock split
Restricted share units		90,000
Exercise price | $ / shares		$ 0
Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation [Line Items]
Reverse stock split description						1-for-5 reverse stock split
Number of shares granted									522,000	6,816,417
Threshold period for exercise from the date of resignation						30 days
Share-Based Payment Arrangement, Management and Employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Service period						2 years
Exercise prices ranging | (per share)						$ 0					0.0001
Expiration period						4 years
Share-Based Payment Arrangement, Management and Employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Service period						4 years
Exercise prices ranging | (per share)						$ 2.76					¥ 20
Expiration period						6 years
Share-Based Payment Arrangement, Management and Employees [Member] | Share Options [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Exercise prices ranging | $ / shares						$ 13.8